UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Australia — 5.2%
674	AMP Ltd.	3,248
354	Australia & New Zealand Banking Group Ltd. (m)	8,433
449	BGP Holdings plc (a) (i)	—	(h)
392	BHP Billiton Ltd.	7,572
127	Commonwealth Bank of Australia	8,081
339	Dexus Property Group (m)	1,924
897	Goodman Group (m)	4,278
52	Macquarie Group Ltd.	3,094
40	National Australia Bank Ltd.	1,007
91	Origin Energy Ltd.	752
354	South32 Ltd. (a)	462
167	Wesfarmers Ltd.	5,175
104	Westpac Banking Corp.	2,632

		46,658

	Belgium — 0.5%
30	Solvay S.A.	3,987

	Denmark — 1.7%
2	AP Moeller - Maersk A/S, Class B	3,029
47	Chr Hansen Holding A/S	2,619
127	Danske Bank A/S (m)	3,966
95	Novo Nordisk A/S, Class B	5,636

		15,250

	Finland — 1.5%
371	Nokia OYJ	2,629
389	Outokumpu OYJ (a)	1,803
292	UPM-Kymmene OYJ	5,386
78	Wartsila OYJ Abp	3,602

		13,420

	France — 10.5%
64	Air Liquide S.A.	8,348
135	Airbus Group SE	9,579
670	Alcatel-Lucent (a)	2,527
387	AXA S.A.	10,204
103	BNP Paribas S.A.	6,718
47	Cap Gemini S.A.	4,479
335	Engie	6,417
8	L’Oreal S.A.	1,456
71	Renault S.A.	6,564
122	Sanofi	13,191
49	Schneider Electric SE	3,414
99	Societe Generale S.A.	4,846
62	Thales S.A.	4,204
125	TOTAL S.A.	6,163
198	Vivendi S.A.	5,210

		93,320

	Germany — 7.0%
16	Allianz SE	2,630
18	BASF SE	1,574
83	Bayer AG	12,212
77	Bayerische Motoren Werke AG	7,714
75	Brenntag AG	4,148
43	Deutsche Bank AG	1,517
65	Deutsche Post AG	1,973
317	Deutsche Telekom AG	5,724
166	E.ON SE	2,186
66	HeidelbergCement AG	4,998
320	Infineon Technologies AG	3,585
123	SAP SE	8,835
52	Siemens AG	5,560

		62,656

	Hong Kong — 2.3%
262	AIA Group Ltd.	1,705
431	Cheung Kong Property Holdings Ltd. (a)	3,589
468	CK Hutchison Holdings Ltd.	6,942
107	Hang Seng Bank Ltd.	2,185
344	Power Assets Holdings Ltd.	3,245
471	Wharf Holdings Ltd. (The)	2,988

		20,654

	Ireland — 1.4%
27	DCC plc	2,148
50	Ryanair Holdings plc, ADR	3,740
77	Shire plc	6,848

		12,736

	Israel — 0.4%
45	Teva Pharmaceutical Industries Ltd., ADR	3,124

	Italy — 2.2%
203	Assicurazioni Generali S.p.A.	3,995
1,320	Enel S.p.A.	6,200
3,220	Telecom Italia S.p.A. (a)	4,267
735	UniCredit S.p.A.	4,876

		19,338

	Japan — 21.9%
249	Amada Holdings Co., Ltd. (m)	2,439
101	Bridgestone Corp.	3,807
30	Central Japan Railway Co.	5,213
333	Daicel Corp.	4,514

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
44	Daikin Industries Ltd. (m)	2,856
109	Daiwa House Industry Co., Ltd.	2,701
57	Dentsu, Inc.	3,243
142	DMG Mori Co., Ltd.	2,193
81	East Japan Railway Co.	7,951
78	Electric Power Development Co., Ltd.	2,696
24	FANUC Corp.	4,003
76	Fuji Heavy Industries Ltd.	2,793
699	Fujitsu Ltd.	3,668
628	Hitachi Ltd.	4,069
55	Honda Motor Co., Ltd.	1,838
51	Japan Tobacco, Inc. (m)	1,964
156	JFE Holdings, Inc.	2,920
531	JX Holdings, Inc.	2,262
669	Kajima Corp.	3,321
151	KDDI Corp.	3,823
9	Keyence Corp.	4,332
243	Kirin Holdings Co., Ltd.	3,739
103	LIXIL Group Corp.	2,061
39	Mabuchi Motor Co., Ltd.	2,340
136	Mazda Motor Corp. (m)	2,672
196	Medipal Holdings Corp.	3,486
1,393	Mitsubishi UFJ Financial Group, Inc.	10,134
94	Mitsui & Co., Ltd.	1,225
174	Mitsui Fudosan Co., Ltd.	4,942
109	MS&AD Insurance Group Holdings, Inc.	3,426
48	NGK Spark Plug Co., Ltd.	1,259
1,244	Nippon Steel & Sumitomo Metal Corp.	2,938
196	Nippon Telegraph & Telephone Corp.	7,541
688	Nishi-Nippon City Bank Ltd. (The)	2,089
38	Nitori Holdings Co., Ltd.	3,450
199	ORIX Corp.	2,978
120	Otsuka Holdings Co., Ltd.	4,319
228	Ricoh Co., Ltd.	2,248
99	Seiko Epson Corp.	1,756
158	Seven & i Holdings Co., Ltd.	7,267
179	Sony Corp. (a)	5,074
611	Sumitomo Bakelite Co., Ltd.	2,556
59	Sumitomo Corp.	672
178	Sumitomo Mitsui Financial Group, Inc.	8,031
72	Suntory Beverage & Food Ltd.	3,033
77	Suzuken Co., Ltd.	2,739
50	Sysmex Corp.	3,236
295	Takashimaya Co., Ltd.	2,822
610	Tokyo Gas Co., Ltd.	3,293
247	Toyota Motor Corp.	16,442
113	Yamato Holdings Co., Ltd.	2,493
149	Yamazaki Baking Co., Ltd.	2,374

		195,241

	Luxembourg — 0.4%
367	ArcelorMittal	3,310

	Macau — 0.3%
535	Sands China Ltd.	2,360

	Netherlands — 4.5%
552	Aegon N.V.	4,243
28	ASML Holding N.V.	2,743
54	Heineken N.V.	4,239
502	ING Groep N.V., CVA	8,543
852	Koninklijke KPN N.V.	3,366
91	NN Group N.V.	2,792
312	Royal Dutch Shell plc, Class A	8,938
189	Royal Dutch Shell plc, Class B	5,477

		40,341

	New Zealand — 0.3%
1,298	Spark New Zealand Ltd.	2,535

	Norway — 0.5%
148	DNB ASA	2,408
96	Telenor ASA	2,105

		4,513

	Portugal — 0.5%
444	EDP - Energias de Portugal S.A.	1,641
268	Galp Energia SGPS S.A.	3,102

		4,743

	Singapore — 0.8%
400	DBS Group Holdings Ltd.	5,894
259	Singapore Exchange Ltd.	1,506

		7,400

	Spain — 2.7%
113	Banco Bilbao Vizcaya Argentaria S.A.	1,148
712	Banco Santander S.A.	4,925
2,321	Bankia S.A.	3,067
429	Distribuidora Internacional de Alimentacion S.A. (a)	2,683
178	Repsol S.A.	2,985

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
616	Telefonica S.A.	9,456

		24,264

	Sweden — 2.2%
171	Assa Abloy AB, Class B	3,462
121	Electrolux AB, Series B (m)	3,461
129	Hennes & Mauritz AB, Class B	5,132
256	Nordea Bank AB	3,190
246	Sandvik AB	2,495
164	Telefonaktiebolaget LM Ericsson, Class B (m)	1,752

		19,492

	Switzerland — 9.7%
24	Actelion Ltd. (a)	3,567
46	Cie Financiere Richemont S.A.	3,935
104	Credit Suisse Group AG (a)	3,067
25	LafargeHolcim Ltd. (a)	1,713
219	Nestle S.A.	16,542
132	Novartis AG	13,645
63	Roche Holding AG	18,307
5	Syngenta AG	2,104
477	UBS Group AG (a)	10,965
97	Wolseley plc	6,466
18	Zurich Insurance Group AG (a)	5,608

		85,919

	United Kingdom — 19.7%
403	3i Group plc	3,476
84	Associated British Foods plc	4,216
183	AstraZeneca plc (m)	12,365
747	Aviva plc	6,075
2,461	Barclays plc	11,098
463	Barratt Developments plc (m)	4,587
451	BG Group plc	7,668
1,193	BP plc (m)	7,351
226	British American Tobacco plc	13,417
141	Burberry Group plc	3,545
1,198	Debenhams plc	1,640
529	Dixons Carphone plc	3,767
265	Domino’s Pizza Group plc	3,718
144	GlaxoSmithKline plc	3,129
1,393	HSBC Holdings plc	12,575
96	InterContinental Hotels Group plc	4,022
637	ITV plc	2,786
6,367	Lloyds Banking Group plc	8,291
137	Prudential plc (m)	3,229
61	Reckitt Benckiser Group plc (m)	5,897
59	Rio Tinto Ltd.	2,263
53	Rio Tinto plc	2,039
159	SABMiller plc	8,359
693	SIG plc	2,258
260	SSE plc	6,152
124	Standard Chartered plc	1,892
996	Taylor Wimpey plc	3,019
335	UBM plc	2,775
199	Unilever N.V., CVA	8,911
3,030	Vodafone Group plc	11,479
48	Whitbread plc (m)	3,887

		175,886

	Total Common Stocks (Cost $756,427)	857,147

Preferred Stocks — 1.3%
	Germany — 1.3%
68	Henkel AG & Co. KGaA	8,071
17	Volkswagen AG	3,377

	Total Preferred Stocks (Cost $8,503)	11,448

Short-Term Investment — 2.0%
	Investment Company — 2.0%
18,233	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $18,233)	18,233

	Total Investments — 99.5% (Cost $783,163)	886,828
	Other Assets in Excess of Liabilities — 0.5% (c)	4,055

	NET ASSETS — 100.0%	$890,883

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.2%
Pharmaceuticals	10.5
Insurance	5.3
Oil, Gas & Consumable Fuels	5.0
Automobiles	4.7
Diversified Telecommunication Services	4.5
Chemicals	2.9
Metals & Mining	2.6
Food Products	2.6
Capital Markets	2.5
Beverages	2.2
Electric Utilities	1.9
Household Durables	1.8
Tobacco	1.7
Wireless Telecommunication Services	1.7
Food & Staples Retailing	1.7
Trading Companies & Distributors	1.7
Machinery	1.7
Industrial Conglomerates	1.6
Real Estate Management & Development	1.6
Hotels, Restaurants & Leisure	1.6
Household Products	1.6
Aerospace & Defense	1.5
Road & Rail	1.5
Specialty Retail	1.4
Personal Products	1.2
Software	1.0
Media	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	13.7
Short-Term Investment	2.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	TOPIX Index	09/10/15	JPY	$2,679	$64
217	Euro STOXX 50 Index	09/18/15	EUR	8,575	246
43	FTSE 100 Index	09/18/15	GBP	4,468	94

					$404

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A are approximately $861,731,000 and 97.2%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,889
Aggregate gross unrealized depreciation	(25,224)

Net unrealized appreciation/depreciation	$103,665

Federal income tax cost of investments	$783,163

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$462	$46,196	$—	(a)	$46,658
Belgium	—	3,987	—		3,987
Denmark	—	15,250	—		15,250
Finland	3,602	9,818	—		13,420
France	—	93,320	—		93,320
Germany	—	62,656	—		62,656
Hong Kong	3,589	17,065	—		20,654
Ireland	3,740	8,996	—		12,736
Israel	3,124	—	—		3,124
Italy	—	19,338	—		19,338
Japan	—	195,241	—		195,241
Luxembourg	—	3,310	—		3,310
Macau	—	2,360	—		2,360
Netherlands	—	40,341	—		40,341
New Zealand	—	2,535	—		2,535
Norway	—	4,513	—		4,513
Portugal	—	4,743	—		4,743
Singapore	—	7,400	—		7,400
Spain	—	24,264	—		24,264
Sweden	—	19,492	—		19,492
Switzerland	1,713	84,206	—		85,919
United Kingdom	9,870	166,016	—		175,886

Total Common Stocks	26,100	831,047	—	(a)	857,147

Preferred Stocks
Germany	—	11,448	—		11,448
Short-Term Investment
Investment Company	18,233	—	—		18,233

Total Investments in Securities	$44,333	$842,495	$—	(a)	$886,828

Appreciation in Other Financial Instruments
Futures Contracts	$404	$—	$—		$404

(a) Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended July 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          September 25, 2015

By:    /s/ Laura M. Del Prato

          Laura M. Del Prato

          Treasurer and Principal Financial Officer

          September 25, 2015